Condensed Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	2,000,000,000	75,000,000
Common Stock, shares issued	355,734,404	1,058,802
Common Stock, shares outstanding	355,734,404	1,058,802
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Impairment of equity investment in MHB, Inc.	$ 1,049,475	$ 1,846,515
Convertible notes payable, discount	87,908	122,084
Property and equipment, accumulated depreciation		$ 3,225
Software, accumulated amortization	$ 40,264